CYPRESSTREE



--------------------------------------------------------------------------------
Senior
Floating Rate
--------------------------------------------------------------------------------




                            [ARTWORK APPEARS HERE]




                                                                            Fund



Semi-Annual Report
  June 30, 1999


                                                          [LOGO OF CYPRESS TREE
                                                            APPEARS HERE]
                                                                   ------------
Unaudited Financial Statements                                      INVESTMENTS

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
President's Message
--------------------------------------------------------------------------------


August 6,1999

Dear Shareholder:

During the first six months of 1999, the fixed-income markets were volatile, as investors became concerned that the strong economy might generate a pickup in inflation. Even though inflation remained at a moderate level, interest rates rose throughout the period. The yield on the bellwether 30-year Treasury Bond reached 6-1/8% up from 5% at the beginning of the year. As interest rates rose, prices of fixed-income investments declined. By the end of June interest rates were at their highest levels and Treasury prices at their lowest levels since 1997. After weeks of speculation, the Federal Reserve Board took a "preemptive strike" against inflation and raised short-term interest rates 1/4% on June 30.

We are pleased to report that in this environment the performance of senior loans outpaced that of Treasury securities and corporate bonds, both of which produced negative returns over the six-month period. As of June 30, 1999, the Senior Floating Rate Fund's 30-day SEC yield was 6.23%. In comparison, LIBOR (London InterBank Offered Rate), the benchmark, was 5.37%. The Fund's total return for the January through June 1999 period was 3.19%, based on a change in net asset value from $9.93 to $9.97. Without the Advisor's subsidization of a portion of the operating expenses, the stated yield would have been 4.19% and the total return would have been lower.

The rebound in the senior loan market, which began late in 1998, continued during the first six months of 1999. Capital flows into the market were strong, pushing bid levels higher for better-rated investments. However, lower quality investments continued to lag the market. While new issue volume was slow at the beginning of the year, it picked up significantly in the second quarter. The Fund took advantage of the more plentiful supply and added several new investments to the portfolio, including Packaging Corporation of America, a leading paper and packaging company, Dade Behring, the number one supplier of blood testing equipment and services, and RCN Corp., a leading telecommunications company. The Fund's investments were diversified among a number of industries and economic sectors. Telecommunications, broadcasting, food and tobacco, automobile, health, education and childcare are just some of the areas in which the Fund took additional positions.

Our outlook for the second half of 1999 is positive. While there is weakness in some market sectors, most notably health care and cyclicals, the fundamentals in these areas remain solid. The senior loan market continues to be strong, with large, liquid, well-structured, well-rated investments generating the strongest performance. Smaller, less liquid, aggressively structured investments are lagging. This is mainly a holdover from the fourth quarter of 1998. Going forward, however, we believe that senior loans should remain attractive relative to other asset classes, as investors seek more defensive investments.

At CypressTree Funds we are committed to being available whenever you need us. If you have any questions about your investment recent market activity or investing in general, please call our dedicated shareholder services team at 1-800-860-5575, 9 AM to 6 PM eastern time. We also encourage you to visit our web site at www.cypresstreeinvestments.com where you can obtain additional information.


Sincerely,

/s/ Bradford K. Gallagher

Bradford K. Gallagher
President, CypressTree Funds

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments -- June 30, 1999
--------------------------------------------------------------------------------


                                                                                    Maturity
Industry                  Description                                    Type         Date         Par       Value
--------                  -----------                                    ----         ----         ---       -----
LOANS - 55.4%
Automobile -- 7.2%
                          American Axle & Manufacturing                BTL -- B     06/30/06    $500,000    $500,647
                          Collins & Aikman Corp                        BTL -- B     01/13102     246,000     246,307
                          Dura Automotive Systems Inc                  BTL -- B     03/31/06     500,000     502,088
                          Environmental Systems Products Hldgs Inc     BTL -- B     09/30/05     248,750     250,149
                          Federal Mogul Corp                           BTL -- B     02/24/05     500,000     501,209
                          J.L. French Automotive Castings Inc          BTL -- B     10/21/06     394,737     396,340
                                                                                                             -------
                                                                                                           2,396,740

Beverage, Food & Tobacco -- 1.5%
                          B&G Foods Inc                                BTL -- B     03/31/06     500,000     503.750

Broadcasting -- 3.0%
                          Capstar Radio Broadcasting Partners          BTL -- B     05/31/05     247,500     247,831
                          Emmis Communications Corp                    BTL -- B     02/28/07     250,000     250,625
                          Muzak LLC                                    BTL -- B     12/31/06     250,000     250,833
                          Telemundo Group Inc                          BTL -- B     02/28/06     250,000     248,437
                                                                                                             -------
                                                                                                             997,726

Buildings & Real Estate -- 1.3%
                          Atrium Companies Inc                         BTL -- B     06/30/05      75,586      75,350
                          Atrium Companies Inc                         BTL -- C     06/30/06     108,303     107,964
                          Prison Realty Corp                           BTL -- B     01/01/03     249,375     249,765
                                                                                                             -------
                                                                                                             433,079

Cargo Transport -- 0.7%
                          American Commercial Lines LLC                BTL -- B     06/30/06     105,299     105,652
                          American Commercial lines LLC                BTL -- C     06/30/07     143,558     143,979
                                                                                                             -------
                                                                                                             249,631

Chemicals, Plastics and Rubber -- 1.2%
                          Hexcel Corp                                  BTL -- B     09/14/05     144,481     144,662
                          Huntsman Packaging Corp                      BTL -- B     09/30/06     247,500     246,262
                                                                                                             -------
                                                                                                             390,924

Containers. Packaging and Glass -- 4.0%
                          Graham Packaging Co                          BTL -- C2    03/31/07     248,750     248,999
                          Jefferson Smurfit                            BTL -- B     03/31/06     248,750     249,608
                          Packaging Corporation of America             BTL -- B     04/12/07     410,362     413,761
                          Packaging Corporation of America             BTL -- C     04/12/08     410,382     413.845
                                                                                                             -------
                                                                                                           1,326,231

Diversified/Conglomerate Manufacturing -- 5.2%
                          CII Carbon LLC                               Hybrid TL    06/25/08     247,500     246,469
                          Dade Behring Inc.                            BTL -- B     06/30/06     375.000     376,875
                          Dade Behring Inc.                            BTL -- C     06/30/07     375,000     376,875
                          GenTek Inc                                   BTL -- B     04/30/07     250,000     250,625
                          Goodman Manufacturing Co LP                  BTL -- B     07/31/05     250,000     249,570
                          SPX Corp                                     BTL -- B     09/30/08     248,125     249,779
                                                                                                             -------
                                                                                                           1,750,193

Electronics -- 0.7%
                          Dynamic Details, Inc                         BTL -- B     04/22/05     249,500     246,771

Finance-- 1.5%
                          Bridge Information Systems Inc               BTL -- B     05/29/05     500,000     501,094

Healthcare, Education & Childcare -- 1.5%
                          Alliance Imaging, Inc.                       BTL -- C     12/31/04     248,750     247,506
                          Stryker Corporation                          BTL -- B     12/04/05     165,747     166,485
                          Stryker Corporation                          BTL -- C     12/04/06      83,003      83,372
                                                                                                             -------
                                                                                                             497,363


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments -- June 30, 1999
--------------------------------------------------------------------------------

                                                                                    Maturity
Industry                  Description                                    Type         Date         Par       Value
--------                  -----------                                    ----         ----         ---       -----
Hotels, Motels, Inns & Gaming -- 4.5%
                          Felcor Lodging Trust                         BTL -- B     03/31/04    $500,000    $501,562
                          Starwood Hotels & Resorts Trust              Bridge       02/23/03     500,000     500,637
                          Wyndham International Inc.                   BTL -- B     08/30/08     500,000     500,000
                                                                                                             -------
                                                                                                           1,502,199

Insurance -- 1.5%
                          Willis Corroon Group plc                     BTL -- B     11/19/06     261,154     261,970
                          Willis Corroon Group plc                     BTL -- C     11/19/07     111,923     112,623
                          Willis Corroon Group plc                     BTL -- D     05/19/08     111,923     112,623
                                                                                                             -------
                                                                                                             487,216

Leisure and Amusement -- 6.3%
                          American Media Inc                           BTL -- B     04/01/07     500,000     502,187
                          Premier Parks Inc                            BTL -- B     10/31/01     498,992     498,992
                          R.H. Donnelley Corp                          BTL -- B     12/05/05     186,970     186,678
                          R.H. Donnelley Corp                          BTL -- C     12/05/06     310,517     310,032
                          Regal Cinemas Inc                            BTL -- B     05/27/06     247,930     247,662
                          Regal Cinemas Inc                            BTL -- C     05/27/07     131,029     130,887
                          United Artists Theatre Co                    BTL -- B     04/21/06      99,500      96,670
                          United Artists Theatre Co                    BTL -- C     04/21/07     149,250     145,006
                                                                                                             -------
                                                                                                           2,118,114

Machinery -- 1.9%
                          Thermadyne Manufacturing LLC                 BTL -- B     05/22/05     310,156     310,350
                          Thermadyne Manufacturing LLC                 BTL -- C     05/22/06     310,156     310,350
                                                                                                             -------
                                                                                                             620,700

Mining & Metals -- 2.2%
                          Ispat Inland Inc                             Hybrid       07/16/05     124,685     123,945
                          Ispat Inland Inc                             Hybrid 2     07/16/06     124,685     123,945
                          Neenah Corp                                  BTL -- B     09/30/05     249,564     250,188
                          Peabody Holding Company Inc                  BTL -- B     08/30/06     250,000     250,417
                                                                                                             -------
                                                                                                             748,495

Oil & Gas -- 0.9%
                          Travel Centers of America                    BTL -- B     03/27/05     249,211     250,535

Personal & Nondurable Consumer Products -- 2.2%
                          Amscan Holdings Inc                          Hybrid       12/31/04     247,487     232,019
                          Sealy Corp                                   BTL -- B     12/15/04      94,337      94,504
                          Sealy Corp                                   BTL -- C     12/15/05      67,959      68,079
                          Sealy Corp                                   BTL -- D     12/15/06      86,849      87,003
                          United Industries Corp                       BTL -- B     01/20/06     249,375     250,545
                                                                                                             -------
                                                                                                             732,150

Personal, Food & Misc Services -- 2.2%
                          Alliance Laundry Systems LLC                 BTL -- B     06/30/05     750,000     750,468

Printing, Publishing -- 1.5%
                          Benedek Broadcasting Corporation             BTL -- B     11/20/07     500,000     500,000

Telecommunications -- 4.5%
                          Charter Communications Operating LLC         BTL -- B     03/17/08     500,000     501,594
                          Dobson Communications Corp                   BTL -- B     03/23/07     250,000     251,252
                          Dobson Communications Corp                   BTL -- C     12/23/07     250,000     251,567
                          RCN Corp                                     BTL -- B     06/30/07     500,000     502,373
                                                                                                             -------
                                                                                                           1,506,786

TOTAL LOANS               (Cost $16,495,632)                                                             $18,510,165
                                                                                                         -----------


        The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments -- June 30, 1999
--------------------------------------------------------------------------------

                                                                                    Maturity
Industry                  Description                                    Type         Date        Par       Value
--------                  -----------                                    ----         ----        ---       -----
SHORT-TERM INVESTMENTS -- 43.5%
                          American Express Co.. 5.25%                               07/06/99  $5,000,000  $5,001,460
                          Ford Motor Credit Co., 4.7443%                            07/01/99   5,000,000   5,004,613
                          SSGA Money Market Fund                                               4,512,686   4,536,926
                                                                                                           ---------

TOTAL SHORT-TERM INVESTMENTS (Cost $14,542,999)                                                          $14,542,999
                                                                                                         -----------

INVESTMENTS -- 98.9%     (Cost $33,038,631*)                                                             $33,053,164
                                                                                                         -----------

OTHER ASSETS AND LIABILITIES NET - (1.1%)                                                                    372,142
                                                                                                             -------

NET ASSETS -- 100.0%                                                                                     $33,425,306
                                                                                                         ===========


*  The cost for Federal Income Tax purposes is the same.




    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Statement Of Assets And Liabilities -- June 30, 1999
--------------------------------------------------------------------------------


ASSETS:
-------
Investments in loans and securities, at value. (Identified cost,
$33,038,631.) (See accompanying Portfolio of Investments).........  $33,053,164
Cash..............................................................      101,520
Receivables:
   Investments sold...............................................       10,763
   Fund shares sold...............................................       80,333
   Interest on bank loans.........................................      158,921
   From investment adviser........................................       76,680
   Facility fees..................................................        1,250
Unamortized organization costs....................................      187,500
                                                                    ------------
              Total assets........................................   33,670,131
                                                                    ------------
LIABILITIES:
------------
Payables:
   Fund shares redeemed...........................................       71,913
   Dividends......................................................      139,422
   Accrued expenses...............................................          253
Deferred facility fee.............................................       33,227
                                                                    ------------
              Total liabilities...................................      244,825
                                                                    ------------
NET ASSETS........................................................  $33,425,306
                                                                    ------------
NET ASSETS CONSIST OF:
----------------------
   Accumulated net realized gains (losses)........................      ($9,786)
   Unrealized appreciation (depreciation) on investments..........       14,533
   Capital shares at par value of $.01 (Note 3)...................       33,516
   Additional paid-in capital.....................................   33,387,043
                                                                    ------------
              Net assets..........................................  $33,425,306
                                                                    ------------
Net Asset Value, Offering and Redemption Price per Share..........        $9.97
                                                                    ------------
($33,425,306 + 3,351,566 shares outstanding)


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Statement of Operations
--------------------------------------------------------------------------------


                                                            For the Six Months
                                                                  ended
                                                              June 30, 1999
                                                           ---------------------
INVESTMENT INCOME:
------------------
   Interest................................................            $565,364
   Facility and other fee income...........................              12,102
                                                                    ------------
              Total income.................................             577,466
                                                                    ------------

EXPENSES:
---------
   Investment adviser fee (Note 5).........................              69,463
   Custody fee.............................................              15,937
   Transfer agent fee......................................               7,140
   Audit and legal fees....................................               9,412
   Accounting and administration fees (Note 5).............              32,224
   Directors fees and expenses.............................              15,234
   Amortization of organization expenses...................              25,000
   Registration and filing fees............................              21,324
   Miscellaneous...........................................              10,589
                                                                    ------------
   Expenses before reimbursement by investment adviser.....             206,323

   Reimbursement of expenses by investment adviser (Note 6)            (178,367)
                                                                    ------------

              Net expenses.................................              27,956
                                                                    ------------

              Net investment income........................             549,510
                                                                    ------------

REALIZED AND UNREALIZED GAIN/(LOSS):
------------------------------------
   Net realized (loss) on investment transactions..........               7,302
   Unrealized (depreciation) on investments................              49,851
                                                                    ------------
      Net realized and unrealized loss.....................              57,153
                                                                    ------------
Net increase in net assets resulting from operations.......            $606,663
                                                                    ============


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Statements Of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               For The Period
                                                                             Six Months      From April 6, 1998*
                                                                               ended               through
                                                                           June 30, 1999      December 31. 1998
                                                                        ------------------- ----------------------
Increase/(Decrease) in Net Assets from:

OPERATIONS:
-----------
   Net investment income............................................           $549,510              $258,482
   Net realized gain (loss) on investment transactions..............              7,302               (17,088)
   Change in unrealized appreciation on investments.................             49,851               (35,318)
                                                                        ------------------- ----------------------
Net increase in net assets resulting from operations................            606,663               206,076

DISTRIBUTIONS FROM:
-------------------
   Net investment income............................................           (549,510)             (258,482)

Increase in net assets from capital share transactions (Note 3).....         25,839,846             7,480,713
                                                                        ------------------- ----------------------
Increase in net assets..............................................         25,896,999             7,428,307

Net assets at beginning of period...................................          7,528,307               100,000
                                                                        ------------------- ----------------------
Net assets at end of period.........................................        $33,425,306            $7,528,307
                                                                        =================== ======================


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Statement Of Cash Flows
--------------------------------------------------------------------------------


                                                                  For the Period
                                                                       ended
                                                                   June 30, 1999
                                                                  --------------
Increase/(Decrease) in Cash
---------------------------
Cash Flows From (Used for) Operating Activities:
   Purchase of loans.............................................   (13,623,744)
   Interest and facility fees received...........................       512,614
   Purchase of short-term securities, net........................   (13,603,202)
   Proceeds from loans sold......................................     2,127,311
   Operating expenses paid.......................................      (291,873)
                                                                    ------------
Net Cash used for operating activities...........................   (24,878,894)
                                                                    ============

Cash Flows From (Used for) Financing Activities:
   Proceeds from shares sold.....................................    27,494,050
   Payments for shares redeemed..................................    (2,454,480)
   Cash dividends paid (not including reinvested dividends of
     $319,742)...................................................       (90,381)
                                                                    ------------
Net Cash from financing activities...............................    24,949,189
                                                                    ============

Net increase In Cash.............................................        70,295
   Cash at beginning of period...................................        31,225
                                                                    ------------
   Cash at end of period.........................................       101,520
                                                                    ============

Reconciliation of Net Increase in Net Assets from Operations to
---------------------------------------------------------------
Net Cash used for Operating Activities
--------------------------------------
   Net increase in net assets from operations....................       606,663
   Increase in interest and facility fees receivable.............       (79,189)
   Increase in receivable for investments sold...................        (8,138)
   Increase in deferred facility fees............................        14,337
   Decrease in unamortized organization costs....................        25,000
   Decrease in net accrued expenses..............................      (288,917)
   Net increase in investments...................................   (25,148,650)
                                                                    ------------
Net cash used for operating activities...........................   (24,878,894)
                                                                    ============


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                              Six            Period from
                                                                             Months            4/6/98*
                                                                             ended             through
                                                                            6/30/99           12/31/98
                                                                            --------          --------
Net Asset Value, Beginning of Period                                         $9.93             $10.00
------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                                       0.34               0.53
  Net realized and unrealized gain on investments                             0.04              (0.07)
                                                                            --------------------------
    Total from investment operations                                          0.38               0.46
                                                                            --------------------------

Distributions
  Dividends from net investment income                                       (0.34)             (0.53)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $9,97              $9.93
------------------------------------------------------------------------------------------------------
Total Return                                                                  3.19%              4.81%+

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                                        $33,039             $7,528
------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets                               0.34%#             0.00%#
------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets                        6.63%#             7.50%#
------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                                       18%+               20%+
------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement by adviser                       2.49%#             3.76%#
------------------------------------------------------------------------------------------------------

* Commencement of Operations
+ Not annualized
# Annualized

       The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. The CypressTree Senior Floating Rate Fund (the "Fund") is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc., ("CypressTree") serves as investment adviser and principal underwriter for the Fund. CypressTree Investment Management Company, Inc. (CIMCO) serves as the Fund's subadviser. CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in CIMCO's opinion and for which CIMCO can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in CIMCO's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, CIMCO will consider, among other factors, (a) the creditworthiness of the Borrower and any Intermediate Participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal. institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal Income tax provision is required.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the dose of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers. The Fund has a capital loss carryover of $17,088 which expires in 2005.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is at least equal to 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over 5 years.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2, continued

Capital Accounts. The Fund reports the accumulated undistributed net investment Income (loss) and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting net asset value.

Estimates -- Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

Gains/Losses -- Gains or losses realized on the sale of portfolio assets are recognized on the trade date using the specific identification method.

3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued. Share activity for the period ended June 30, 1999 was as follows:


                                          Shares       Capital
                                        ---------     -----------
       Sold...........................  2,760,845     $27,508,856
       Reinvestment of distributions..     32,089         319,742
       Redeemed.......................   (199,556)     (1,988,752)
                                        ---------     -----------
          Net increase/(decrease).....  2,593,378     $25,839,846
                                        =========     ===========

Share activity for the period ended December 31, 1998 was as follows:

                                          Shares       Capital
                                        ---------     -----------
      Sold............................    955,779      $9,541,901
      Reinvestment of distributions...     17,493         174,217
      Redeemed........................   (225,085)     (2,235,405)
                                        ---------     -----------
          Net increase/(decrease).....    748,187      $7,480,713
                                        =========     ===========

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders will be sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period ended June 30, 1999, the Fund made six Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                                            Amount Tendered
                                        -------------------------
                                          Shares       Capital
                                        ----------    -----------
                       January
                       February            35,282      $350,943
                       March               49,600       494,508
                       April               56,439       562,695
                       May                 18,041       400,736
                       June                40,194       179,870

CYPRESSTREE SENIOR FLOATING RATE F FUND INC.
Notes to Financial Statements
--------------------------------------------------------------------------------
4. PURCHASES AND SALES OF SECURITIES. During the period ended June 30, 1999, the Fund's cost of purchases of Loans and proceeds from Loan sales were $13,623,743 and $2,127,311, respectively. Unrealized appreciation and depreciation in the value of those investments at June 30, 1999 for federal income tax purposes were as follows:

              Gross unrealized appreciation      $  48,553
              Gross unrealized depreciation        (34,020)
                                                 -----------
              Net unrealized appreciation          $14,553
                                                 ===========

5. INVESTMENT ADVISORY AGREEMENT. -- The Fund maintains an Investment Advisory Agreement with CAM ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets: 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

CAM has retained CIMCO to serve as the Fund's subadviser to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser. CIMCO receives from CAM an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. Average daily gross assets are computed as described above. The fee paid to CIMCO is not an additional charge to the Fund or its shareholders.

CAM, the Fund's Administrator under an Administration Agreement, is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, CAM receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

6. EXPENSE REIMBURSEMENT -- Pursuant to the Investment Advisory Agreement the Adviser will reduce the advisory fee or if necessary reimburse each portfolio of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the Fund's distribution fees) for expenses incurred in excess of 1.25% (expense limitation). For the period ended June 30, 1999, the Adviser waived fees of $69,463, and reimbursed expenses of $108,904.

7. DIRECTOR COMPENSATION. The Fund pays each Director who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Directors meeting attended, $250 for each telephone meeting attended, and an annual retainer of $3,000.

8. LINE OF CREDIT. The Fund has an agreement with Fleet National Bank that provides a $20,000,000 Line of Credit to the Fund that may be used for cash overdraft protection. The Fund pays a commitment fee of $20,000 annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. This Line of Credit was not used during the period ended June 30, 1999.

Directors
Bradford K. Gallagher, Chairman
William F. Achtmeyer
William F. Devin
Kenneth J. Lavery
Arthur S. Loring

Officers
Bradford K. Gallagher, President
Joseph T. Grause, Jr.,
  Executive Vice President
John I. Fitzgerald, Secretary


Distributor
CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

CypressTree Funds Shareholder Services
286 Congress Street
Boston, MA 02210
800-860-5575

Adviser
CypressTree Asset Management Corporation, Inc.
125 High Street
Boston, MA 02110

Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

Independent Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

0799-10053